SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS - Narrative (Details) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Mar. 12, 2021 CAD ($) $ / shares shares	Nov. 30, 2020 CAD ($) $ / shares shares	Mar. 12, 2021 CAD ($) $ / shares	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2020 CAD ($) $ / shares shares	Mar. 12, 2021 $ / shares	Feb. 07, 2020 shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares issued and fully paid, shares | shares				293,355,463	265,619,627
Issue of equity, number of shares issued | shares	10,454,545	16,594,126
Equity Issued, Price Per Share | (per share)	$ 34.29	$ 29.85	$ 34.29			$ 27.50
Proceeds from issue of ordinary shares | $	$ 358.5	$ 495.3
Share issue related cost | $			$ 42.3
Share issue related cost, income tax recovery | $			$ 11.2
Number of shares authorized to be repurchased renewal, shares | shares							5,321,474
Stock repurchased and retired during period, shares | shares				0	1,493,331
Stock repurchased and retired during period, per shares | $ / shares					$ 33.22
Repurchase of common shares | $					$ 49.6
Antidilutive securities excluded from computation of earnings per share, shares | shares				7,476,902	1,293,200
Dividends | $				$ 0.0	$ 114.3
Dividends (in CAD per share) | $ / shares					$ 0.43